Segment Information (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Disclosure of Reportable Segments Explanatory

	Cannabis Retail	Cannabis Operations	Intersegment Eliminations	Cannabis Total	Liquor Retail	Investments	Corporate	Total
As at December 31, 2025
Total assets (1)	219,462	211,625	—	431,087	324,447	397,537	182,846	1,335,917
Year ended December 31, 2025
Net revenue (2)	330,242	144,656	(68,129)	406,769	539,632	—	—	946,401
Gross profit	86,053	32,944	—	118,997	139,651	—	—	258,648
Operating income (loss)	30,332	(1,754)	—	28,578	36,516	4,209	(75,652)	(6,349)
Earnings (loss) before income tax	27,663	(1,793)	—	25,870	32,420	4,209	(78,273)	(15,774)
(1)
As at December 31, 2025, cash and cash equivalents have been allocated to Corporate from Investments.
(2)
The Company has eliminated $68.1 million for the year ended December 31, 2025 of cannabis operations revenue and equal cost of sales associated with sales to provincial boards that are expected to be subsequently repurchased by the Company’s licensed retail subsidiaries for resale, at which point the full retail sales revenue will be recognized.

	Cannabis Retail	Cannabis Operations	Intersegment Eliminations	Cannabis Total	Liquor Retail	Investments(1)	Corporate	Total
As at December 31, 2024
Total assets	195,823	230,021	—	425,844	326,061	577,522	19,815	1,349,242
Year ended December 31, 2024
Net revenue (2)	311,689	109,470	(55,970)	365,189	555,259	—	—	920,448
Gross profit	78,827	21,798	—	100,625	139,706	—	—	240,331
Operating income (loss)	(1,742)	2,663	—	921	34,781	(50,013)	(89,500)	(103,811)
Earnings (loss) before income tax	(5,250)	2,105	—	(3,145)	30,665	(50,588)	(82,541)	(105,609)
(1)
Total assets include cash and cash equivalents.
(2)
The Company has eliminated $56.0 million for the year ended December 31, 2024 of cannabis operations revenue and equal cost of sales associated with sales to provincial boards that are expected to be subsequently repurchased by the Company’s licensed retail subsidiaries for resale, at which point the full retail sales revenue will be recognized.